Accumulated Other Comprehensive (Loss) Income, Reclassifications out of accumulated other comprehensive income (loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [Line Items]
Net gain on securities transactions	$ 717	$ 1,622	$ 2,161
Salaries and employee benefits	32,879	32,424	31,276
Income taxes	27,396	23,717	22,441
Net income	44,193	39,812	37,534
Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [Line Items]
Net income	490	850	1,271
Unrealized Gain (Losses) on Securities Available For Sale [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [Line Items]
Net gain on securities transactions	717	1,622	2,161
Income taxes	(287)	(649)	(864)
Net income	430	973	1,297
Net Change in Net Actuarial Loss and Prior Service Credit on Pension and Postretirement Benefit Plans, Net of Tax [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [Line Items]
Income taxes	(38)	82	18
Net income	60	(123)	(26)
Amortization of Net Actuarial Loss [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [Line Items]
Salaries and employee benefits	297	(467)	(306)
Amortization Of Prior Service Cost [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [Line Items]
Salaries and employee benefits	$ (199)	$ 262	$ 262